Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable	Convertible notes payable includes the followings:
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Investors	184,735,532	184,908,865	27,148,962
Total	184,735,532	184,908,865	27,148,962